DEBT - Outstanding amounts (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jul. 30, 2018	Dec. 31, 2017	May 14, 2014
Debt Instrument [Line Items]
Total debt outstanding	$ 609,000,000		$ 554,700,000
Unamortized debt issuance costs	(8,520,000)		(9,281,000)
Debt Instrument, Unamortized Premium	3,101,000		3,374,000
Net carrying value of debt	603,581,000		548,793,000
Long-term debt	$ 603,581,000		548,793,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.875%
Total debt outstanding	$ 525,000,000		525,000,000
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Total debt outstanding	84,000,000		$ 29,700,000
Line of credit, outstanding	4,010,000
Remaining borrowing capacity	$ 271,990,000
Debt instrument term	5 years
Maximum borrowing capacity	$ 360,000,000			$ 360,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 500,000,000